Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity File Number	001-39918
Entity Registrant Name	Perpetua Resources Corp.
Entity Central Index Key	0001526243
Entity Tax Identification Number	98-1040943
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	405 S. 8th Street
Entity Address, Address Line Two	Ste. 201
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702
City Area Code	208
Local Phone Number	901-3060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	PPTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false